Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income [Abstract]
Net income / (loss) from continuing and discontinued operations	$ 69,413	$ 36,300	$ (9,706)
Other comprehensive income / (loss) (Actuarial gain / (loss))	(17)	68	(10)
Comprehensive income / (loss) from continuing and discontinued operations	$ 69,396	$ 36,368	$ (9,716)